UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

      Investment Company Act file number 811-05347
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                           The Treasurer's Fund, Inc.
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               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
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               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
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                     (Name and address of agent for service)

     Registrant's telephone number, including area code:      1-800-422-3554
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               Date of fiscal year end:     October 31
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        Date of reporting period: July 1, 2004 - June 30, 2005
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

U.S. Treasury Money Market Portfolio

For the period of July 1, 2004 to June 30, 2005 the U.S. Treasury Money Market Portfolio of The Treasurer's Fund, Inc. did not hold any voting securities.

Domestic Prime Money Market Portfolio

For the period of July 1, 2004 to June 30, 2005 the Domestic Prime Money Market Portfolio of The Treasurer's Fund, Inc. did not hold any voting securities.

Tax Exempt Money Market Portfolio

For the period of July 1, 2004 to June 30, 2005 the Tax Exempt Money Market Portfolio of The Treasurer's Fund, Inc. did not hold any voting securities.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              The Treasurer's Fund, Inc.
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By (Signature and Title)* /s/ Bruce N. Alpert
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                          Bruce N. Alpert, Principal Executive Officer

Date      August 30, 2005
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*Print the name and title of each signing officer under his or her signature.